TRADE RECEIVABLES AND OTHER CURRENT ASSETS (Details 1) - Codere Online Business [Member] - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019	Jan. 03, 2019
Reserve Quantities [Line Items]
Total	€ 1,646	€ 29,732	€ 27,782
E U R [Member]
Reserve Quantities [Line Items]
Total	1,584	29,622	27,763
G I P [Member]
Reserve Quantities [Line Items]
Total	3	3	0
I L S [Member]
Reserve Quantities [Line Items]
Total	€ 59	€ 107	€ 19